January 11, 2002


Management Discussion and Analysis

	In the six months ending December 31, 2001 the Fund shares were up 10.39% versus the S&P 500 Index being down 6.23% for the same period.

	Contributing to the gains were our U.S. Government zero coupon bonds which were up about 7% for the period, and several convertible bonds which were up between 20% and 45%. We also had one high yield bond that was up 65% and one common stock that more than doubled. The other stock holdings were generally weaker in the period. We anticipate the markets volatility to remain high, so a more diversified portfolio offers some protection.

	At the end of the period the Fund had 20% in stocks, 40% in long zero coupon U.S. Treasury bonds, 32% in convertible and high yield bonds, and about 8% in cash.

	We continue to find opportunities in convertible bonds, providing good cash returns, some downside protection and in some cases an opportunity for capital appreciation. The U.S. Government zero coupon bonds also provide a possibility for capital appreciation if interest rates decline, which in management's opinion is still possible.

	We are of the opinion that the worst is not over for the economy or stock prices. The best opportunity for potential capital appreciation appears to be in bonds, both converts and zero coupon and to a lesser extent convertible preferred stocks and high yield corporate debt. We are always on the lookout for attractively priced common stocks and will invest if the risks are warranted.


	Shareholders are invited to use the toll-free number (800) 347-8607 to obtain any Fund information.


			Sincerely,

				Robert B. Bruce


	BRUCE FUND, INC.
	BALANCE SHEET
	DECEMBER 31, 2001
	(Unaudited)

ASSETS
	Investments, at Market Value (Cost $2,797,557)	$3,445,784
	Cash		 			  264,865
	Dividends Receivable			  112
	Interest Receivable				43,891

		TOTAL ASSETS			$3,754,652

LIABILITIES
	Accrued Expenses				  $    18,582
	Dividend Payable				        4,431

		TOTAL LIABILITIES		$    23,013

CAPITAL
	Capital Stock (25,124 Shares of $1 Par Value
	  Capital Stock Issued and Outstanding; 200,000
	  Shares Authorized)			    $      25,124
	Paid-in Surplus				      2,810,047
	Accumulated Undistributed Net Investment Income   	199,934
	Accumulated Net Realized Gains on Investments	38,307
	Net Unrealized Appreciation on Investments		658,227

		TOTAL CAPITAL (NET ASSETS)	         $3,731,639

		     TOTAL LIABILITIES AND CAPITAL        $3,754,652

NET ASSET VALUE (Capital) Per Share		$   148.53

The accompanying notes to financial statements are an integral part of this statement.


	BRUCE FUND, INC.
	STATEMENT OF OPERATIONS
	FOR THE SIX MONTHS ENDED DECEMBER 31, 2001

INVESTMENT INCOME
	Dividends			$      1,912
	Interest				87,310
						$ 89,222
EXPENSES
	Management Fees			$ 17,912
	Custodian/Security Transaction	  1,214
	Directors				88
	Transfer Agent Fees		1,295
	Legal Fees	 		 370
	Audit and Accounting Fees		4,608
	Insurance			512
	Printing                                            	370

		Total Expenses		26,369

		NET INVESTMENT INCOME		   62,853

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
    Net Realized Gains on Investments			384,651
    Net Change in Unrealized Appreciation on Investments  (139,595)

		NET GAIN ON INVESTMENTS	245,056

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS				$ 307,909


The accompanying notes to financial statements are an integral part of this statement.


 	BRUCE FUND, INC.
	NOTES TO FINANCIAL STATEMENTS
	December 31, 2001



NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

	The financial statements of Bruce Fund, Inc. (the "Fund") have been prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP") and reporting practices prescribed for the mutual fund industry. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

	A description of the significant accounting policies follows:

	1.	Portfolio valuation:  Market value of investments is based on the last sales price reported on each valuation date. If there were no reported sales on that day, the investments are valued using the mean of the closing bid and asked quotations obtained from published sources. NASDAQ and unlisted securities for which quotations are available are valued at the closing bid price.

	2.	Securities transactions and investment income:  Securities
transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned, and discounts on investments are
accreted into income using the effective interest method.   Realized gains
or losses from securities transactions are recorded on the specific identification method for both book and tax purposes. At December 31, 2001, the cost of investments held was $2,797,558 for both financial reporting and federal income tax purposes. At December 31, 2001, gross unrealized appreciation on investments was $784,955 and gross unrealized depreciation on investments was $(126,726) for both financial reporting and federal income tax purposes.

NOTE B - CAPITAL STOCK:

	During the six months ended December 31, 2001, 32 shares were redeemed; 618 shares were issued and 3,619 shares were issued through dividend reinvestment.

 NOTE C - PURCHASES AND SALES OF SECURITIES:

	During the six months ended December 31, 2001, purchases and sales of securities with original maturities of greater than one year were $370,829 and $505,926 respectively.


NOTE D - RELATED PARTIES

	Bruce and Company, an Illinois corporation, is the investment advisor of the Fund and furnishes investment advice. In addition it provides office space and facilities and pays the cost of all prospectuses and financial reports (other than those mailed to current shareholders). During 2001 the investment adviser also voluntarily absorbed certain transfer agent expenses of the Fund, that the investment adviser felt exceeded the amount
that would have been charged to the Fund, based on its size.   Compensation
to Bruce and Company for its services under the Investment Advisory
Contract is paid monthly based on the following:

   Annual Percentage Fee 	Applied to Average Net Assets of Fund
	 1.0%                         Up to $20,000,000; plus
	 0.6%              $20,000,000 to $100,000,000; plus
              0.5%                   over $100,000,000.

As of December 31, 2001, Robert B. Bruce owned 10,563 shares and
R. Jeffrey Bruce owned 1,470 shares. Robert B. Bruce is a director of the Fund; both Robert B. Bruce and R. Jeffrey Bruce are officers of the Fund and are officers, directors and owners of the investment advisor, Bruce and Company.

NOTE E - TAXES:

	The Fund has made distributions to its shareholders so as to be relieved of all Federal income tax under provisions of current tax regulations applied to regulated investment companies, and personal holding companies.

NOTE F - DIVIDEND DISTRIBUTION:

	During December 2001, the Fund announced a dividend from net investment income of $8.00 per share, aggregating $172,037 and a long-term capital gain distribution of $17.25 per share aggregating $370,955. These distributions were payable December 31, 2001 to shareholders of record on December 28, 2001.












	BRUCE FUND, INC.







	REPORT TO SHAREHOLDERS

	_______________________

	Six Months Ended
	December 31, 2001






BRUCE FUND, INC.
20 North Wacker Drive
Suite 2414
Chicago, Illinois 60606
(312)236-9160


	BRUCE FUND, INC.
	STATEMENT OF CHANGES IN NET ASSETS
	FOR THE SIX MONTHS ENDED DECEMBER 31, 2001

				      2001
OPERATIONS
	Net Investment Income			$    62,853
	Net Realized Gains on Investments		384,651
	Net Change in Unrealized Appreciation
	  on Investments				(139,595)
	Net Increase in Net Assets
	   Resulting from Operations 	                          $ 307,909


DISTRIBUTIONS TO SHAREHOLDERS
	Distributions from Net Investment Income	$  (172,037)
	Distributions from Net Capital Gains		  (370,955)
	Decrease in Net Assets Resulting from
	     Distributions to Shareholders		$(542,992)

CAPITAL STOCK TRANSACTIONS
	Proceeds from Shares Issued		$    111,000
	Increase from Shares Issued in Reinvested
	  Distributions				568,140
	Cost of Shares Redeemed			(5,320)
	Increase in Net Assets Resulting from
	    Capital Stock Transactions		$    673,820

TOTAL INCREASE (DECREASE)			$   438,737

NET ASSETS
	Beginning of Fiscal Year			3,292,902
	End of Period (including accumulated undistributed
	  net investment income of $199,934)		$3,731,639




The accompanying notes to financial statements are an integral part of these statements.




  BRUCE FUND
OFFICERS AND
  DIRECTORS


Robert B. Bruce
President and Treasurer


R. Jeffrey Bruce
Vice President and Secretary


John R. Nixon
Director


W. Martin Johnson
Director


Investment Adviser
	Bruce and Co., Inc.
	Chicago, Illinois


Custodian
	Fifth Third Bank
	Cincinnati, Ohio


Transfer Agent
	Unified Advisers, Inc.
	Indianapolis, Indiana


Counsel
	Thomas P. Ward
	Lake Forest, Illinois


Independent Public Accountants
	Grant Thornton LLP
	Chicago, Illinois

				"BRUCE FUND, INC."
			     SCHEDULE OF INVESTEMENTS
				"December 31, 2001"
				      (Unaudited)

COMMON STOCKS (17.27%)
No. of Shares		Issue			 Cost	Market Value
	Property-Casualty Insurance (0.84%)
700		RLI Corp.				"$6,496"	"$31,500"

	Medical Services (10.62%)
"13,600"		*Atrix Labs			"113,931""280,296"
"5,000"		*Serologicals			"20,725"	"107,500"
"46,000"		*Assisted Living			"34,767"	"1,288"
"103,000"	*Health Grades			"13,325"	"7,210"

	Energy Services (4.34%)
"24,000"		"*Team, Inc."			"64,920"	"162,000"

	Misc. Services (1.47%)
"2,000"		*Amerco				"42,125"	"37,640"
"45,000"		*Rural Metro			"86,250"	"17,100"
			Total Common Stocks	"382,539""644,534"
PREFERRED STOCK (3.70%)
	Utility Services (3.70%)
"4,000"		AES Convt. C 6.75%		"128,104""138,000"

BONDS (71.64%)
Principal		Issue			        Cost	Market Value
	U.S. Government (39.66%)
"$700,000""U.S. Treasury ""Strips"" bp due 5-15-2018""$183,279"	"$262,500"
"$4,000,000""U.S. Treasury ""Strips"" bp due 8-15-2028""835,505"	"872,500"
"$1,500,000""U.S. Treasury ""Strips"" cpn due 2-15-2027"	"317,368""345,000"
			Total U.S. Government	"1,336,152""1,480,000"

	Corporate (2.13%)
"$150,000"Rural Metro 7.875% due 3-15-2008		"55,500"	"79,500"

	Corporate Convertibles (29.85%)
"$200,000"	Res-Care 6.00% due 12-1-2004	"125,750""173,000"
"$250,000"	Viropharma 6.00% due 3-1-2007	"100,937""128,750"
"$100,000"	Alexion 5.75% due 3-15-2007	"61,125"	"66,000"
"$250,000"	*Assisted Living 5.625% (in bankruptcy)"98,500"	"85,000"
"$100,000"	Curagen 6.00% due 2-2-2007	"65,000"	"79,000"
"$700,000"	*Drug Emporium 7.75% (in default)	"91,200"	"105,000"
"$400,000"	Internet Capital 5.50% due 12-21-2004	"117,000""160,000"
"$100,000"	Sepracor 5.00% due 2-15-2007	"63,750"	"87,000"
"$400,000"	Ibasis 5.75% due 3-15-2005		"93,000"	"116,000"
"$400,000"	Level 3 Comm. 6.00% due 3-15-2010	"79,000"	"114,000"
			Total Corporate Convertibles	"895,262"1,113,750"

		Total Bonds	        "$2,286,914"	       "$2,673,250"

		Total Investments (92.61%)	"$2,797,557"   "$3,455,784"

		"Cash, other assets less liabilities (7.39%)"   "$275,855"

		TOTAL NET ASSETS (100%)	    "$3,731,639"

The accompanying notes to financial statements
 are an integral part of this schedule
	*Non-cash income producing